CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (10,142,000)	$ (17,570,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	573,000	780,000
Stock-based compensation	552,000	1,794,000
Amortization of intangible assets	84,000	83,000
Amortization of debt issuance costs	33,000	23,000
Accrued interest	656,000	440,000
(Gain)/loss on disposal of assets	(12,000)	5,000
Changes in assets and liabilities:
Accounts receivable	(1,160,000)	103,000
Inventories	205,000	173,000
Prepaid expenses and other assets	(1,289,000)	343,000
Accounts payable	(390,000)	(759,000)
Deferred revenue and other liabilities	1,931,000	(383,000)
Net cash used in operating activities	(8,959,000)	(14,968,000)
Cash flows from investing activities:
Purchases of property and equipment	(26,000)	(646,000)
Proceeds from sales and maturities of marketable securities	2,604,000	40,612,000
Purchases of marketable securities	(1,602,000)	(28,749,000)
Net cash provided by investing activities	988,000	11,217,000
Net proceeds from sale of assets	12,000
Cash flows from financing activities:
Net proceeds from issuance of common stock	1,989,000	363,000
Proceeds from the issuance of notes payable, net of issuance costs		7,879,000
Payments on capital lease obligations		(123,000)
Net cash provided by (used in) financing activities	1,989,000	8,119,000
Net increase (decrease) in cash and cash equivalents	(5,982,000)	4,368,000
Cash and cash equivalents at beginning of period	8,766,000	5,640,000
Cash and cash equivalents at end of period	2,784,000	10,008,000
Supplemental disclosure:
Issuance of convertible notes in settlement of accrued interest	$ 854,000	$ 336,000